Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
FIRST QUARTER REPORT
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF

PORTFOLIO OF INVESTMENTS
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration Bond ETF | First Quarter Report 2024
Asset-Backed Securities - Non-Agency 10 .1%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust 2023-1
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 101,164
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 105,629 99,344
AmeriCredit Automobile Receivables Trust
Class C, Subordinated Series
2021-1, 0.890%, 10/19/26 115,000 110,209
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 128,430
Capital One Prime Auto Receivables Trust 2022-1
Class A3, Series 2022-1, 3.170%,
04/15/27 125,000 122,448
Capital One Prime Auto Receivables Trust 2023-1
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 99,891
Carmax Auto Owner Trust
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 24,504
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 93,667
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 274,388
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 174,375
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 278,920
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 94,859
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 71,005
Exeter Automobile Receivables Trust 2022-1
Class D, Series 2022-1A, 3.020%,
06/15/28 175,000 167,204
Ford Credit Auto Lease Trust 2023-A
Class A4, Series 2023-A, 4.830%,
05/15/26 90,000 89,672
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 129,108
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 95,735
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 146,770
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 140,767
GM Financial Automobile Leasing Trust
Class A3, Series 2023-2, 5.050%,
07/20/26 125,000 125,127
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 110,365
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 145,444
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 146,716
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 93,916
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 16,145 15,949
Honda Auto Receivables 2023-2 Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 150,305
Honda Auto Receivables 2023-4 Owner Trust
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 256,672
Hyundai Auto Receivables Trust
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 138,460
Hyundai Auto Receivables Trust 2023-A
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 99,417
Mercedes-Benz Auto Lease Trust 2023-A
Class A3, Series 2023-A, 4.740%,
01/15/27 125,000 124,486
Mercedes-Benz Auto Receivables Trust
Class A3, Series 2022-1, 5.210%,
08/16/27 100,000 100,203
Nissan Auto Lease Trust
Class A4, Series 2023-A, 4.800%,
07/15/27 150,000 149,180
Nissan Auto Receivables 2022-B Owner Trust
Class A3, Series 2022-B, 4.460%,
05/17/27 175,000 173,781
Santander Drive Auto Receivables Trust
Class B, Series 2022-3, 4.130%,
08/16/27 45,000 44,395
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 47,439
Santander Drive Auto Receivables Trust 2023-1
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 99,090
Santander Drive Auto Receivables Trust 2023-5
Class A3, Series 2023-5, 6.020%,
09/15/28 105,000 106,800
Toyota Auto Receivables 2022-C Owner Trust
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 146,307
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 94,917
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 96,566
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 119,270
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 141,851
World Omni Automobile Lease Securitization
Trust
Class B, Series 2022-A, 3.670%,
06/15/27 100,000 98,609

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2024 3
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
World Omni Select Auto Trust 2023-A
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 136,397
Total Asset-Backed Securities - Non-
Agency
(Cost $5,432,461) 5,404,122
Commercial Mortgage-Backed Securities - Non-Agency 9 .9%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 122,853
Class A2, Series 2019-BN16,
3.933%, 02/15/52 112,170 111,868
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 93,781
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 96,516
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 71,020
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 94,835
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 89,881 88,076
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 180,048
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 95,002
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 76,686 74,145
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 130,372
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 144,790
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 46,189
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 91,048
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 117,158
Citigroup Commercial Mortgage Trust
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 163,506
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 90,215
Class AS, Series 2015-GC27,
3.571%, 02/10/48 100,000 97,367
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 96,845
Class B, Subordinated Series
2015-P1, 4.461%, 09/15/48
(a)
100,000 95,579
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 136,019
Class AAB, Series 2017-P8,
3.268%, 09/15/50 103,496 100,133
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 90,684
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 95,425
Citigroup Commercial Mortgage Trust 2016-C2
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 141,226
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.613%, 10/10/48
(a)
56,000 42,684
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 93,980
Class C, Series 2013-CR13,
5.097%, 11/10/46
(a)
100,000 93,850
Class A3, Series 2015-LC23,
3.521%, 10/10/48 119,947 117,346
Class A4, Series 2015-LC19,
3.183%, 02/10/48 65,000 63,580
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 4.107%, 10/10/49
(a)
75,000 66,049
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 140,380
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 92,821
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 121,101
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 73,321 72,068
Class A4, Series 2015-C27,
3.179%, 02/15/48 100,000 96,530
Class A3, Series 2015-C31,
3.801%, 08/15/48 83,439 80,582
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 92,104
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2015-C24,
3.479%, 05/15/48 82,130 80,006
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 97,732
Class C, Subordinated Series
2016-C31, 4.401%, 11/15/49
(a)
50,000 41,786
Class ASB, Series 2017-C34,
3.354%, 11/15/52 72,229 70,328
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 186,271
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,870 117,008
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 141,996

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
4 Columbia Short Duration Bond ETF | First Quarter Report 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 140,636
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 97,624
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,290 88,572
Class A3, Series 2015-P2, 3.541%,
12/15/48 68,592 66,827
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 117,624
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 87,433
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 42,570
Wells Fargo Commercial Mortgage Trust
2017-C41
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 94,188
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,596,722) 5,308,376
Corporate Bonds 49 .5%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Boeing Co. (The)
2.196%, 02/04/26 80,000 75,404
5.040%, 05/01/27 119,000 119,188
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 101,493
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 74,953
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 39,432
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 57,179
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 81,935
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 37,233
Total 586,817
Airlines 1.3%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 33,612 30,288
Class A, Series 2015-1, 3.375%,
05/01/27 48,897 45,811
Class AA, Series 2016-1, 3.575%,
01/15/28 32,158 30,025
Class AA, Series 2015-2, 3.600%,
09/22/27 32,235 30,118
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 223,465
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
90,000 89,109
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 87,985
Southwest Airlines Co.
2.625%, 02/10/30 60,000 52,649
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 47,026 45,814
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 57,932
Total 693,196
Automotive 1.0%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 53,536
General Motors Co.
6.125%, 10/01/25 40,000 40,591
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 111,629
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 48,191
5.000%, 05/31/26 60,000 58,830
IHO Verwaltungs GMBH
4.750%, 09/15/26
(b),(c)
50,000 48,773
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 150,971
Total 512,521
Banking 4.0%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 85,715
5.750%, 11/20/25 100,000 100,137
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 59,167
BankUnited, Inc.
5.125%, 06/11/30 120,000 111,769
Barclays PLC
4.375%, 01/12/26 200,000 197,266
Capital One Financial Corp.
3.300%, 10/30/24 60,000 59,042
4.200%, 10/29/25 40,000 39,323
Citigroup, Inc.
4.125%, 07/25/28 200,000 193,088
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 47,021
Comerica, Inc.
4.000%, 02/01/29 40,000 36,848
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(d)
150,000 157,326
Discover Financial Services
4.100%, 02/09/27 100,000 96,154
Fifth Third Bancorp
2.550%, 05/05/27 40,000 37,080
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 82,435
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 199,398
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 119,982
Regions Financial Corp.
1.800%, 08/12/28 40,000 34,412
Santander Holdings USA, Inc.
4.500%, 07/17/25 40,000 39,405
Santander UK Group Holdings PLC
6.534%, (SOFRRATE + 2.600%),
01/10/29
(d)
200,000 207,400

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Synchrony Financial
3.950%, 12/01/27 85,000 79,894
Webster Financial Corp.
4.100%, 03/25/29 85,000 79,970
Zions Bancorp NA
3.250%, 10/29/29 100,000 83,039
Total 2,145,871
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 177,808
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 44,720
Building Materials 0.4%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 81,660
Masonite International Corp.
5.375%, 02/01/28
(b)
50,000 48,548
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 57,369
5.000%, 02/15/27
(b)
50,000 48,567
Total 236,144
Cable and Satellite 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 183,182
5.500%, 05/01/26
(b)
60,000 59,432
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 120,000 115,337
4.908%, 07/23/25 100,000 99,113
5.050%, 03/30/29 110,000 108,217
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 46,730
4.000%, 07/15/28
(b)
100,000 90,786
5.000%, 08/01/27
(b)
100,000 96,049
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 79,714
Videotron Ltd.
5.125%, 04/15/27
(b)
40,000 39,376
Total 917,936
Chemicals 0.7%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 51,226
6.330%, 07/15/29 60,000 62,616
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,846
4.725%, 11/15/28 100,000 100,847
Nutrien Ltd.
4.200%, 04/01/29 60,000 58,711
Olin Corp.
5.125%, 09/15/27 50,000 48,629
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 38,562
Total 380,437
Construction Machinery 0.2%
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 95,202
Consumer Cyclical Services 0.8%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 47,543
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CoreCivic, Inc.
8.250%, 04/15/26 50,000 51,235
eBay, Inc.
1.400%, 05/10/26 40,000 37,065
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 49,074
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 47,206
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 46,060
5.750%, 04/15/26
(b)
120,000 120,068
Total 398,251
Consumer Products 0.3%
Clorox Co. (The)
3.100%, 10/01/27 40,000 37,942
Newell Brands, Inc.
4.875%, 06/01/25 120,000 117,710
Total 155,652
Diversified Manufacturing 1.1%
Carrier Global Corp.
2.493%, 02/15/27 40,000 37,521
Newell Brands, Inc.
5.200%, 04/01/26 60,000 58,336
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 53,088
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 46,811
Regal Rexnord Corp.
6.300%, 02/15/30
(b)
60,000 61,593
RTX Corp.
4.125%, 11/16/28 120,000 116,951
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 38,799
WESCO Distribution, Inc.
7.125%, 06/15/25
(b)
115,000 115,607
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 59,437
Total 588,143
Electric 2.8%
AES Corp. (The)
1.375%, 01/15/26 40,000 37,074
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5
Year CMT T-Note + 2.675%),
02/15/62
(d)
120,000 105,231
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 47,564
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 77,472
Dominion Energy, Inc.
Subordinated 5.750%, (3-month
USD LIBOR + 3.057%), 10/01/54
(d)
120,000 119,159
Duke Energy Corp.
4.300%, 03/15/28 60,000 58,872
Edison International
6.950%, 11/15/29 60,000 65,165
Emera US Finance LP
3.550%, 06/15/26 80,000 76,848
Enel Americas SA
4.000%, 10/25/26 85,000 82,359

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
6 Columbia Short Duration Bond ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 80,833
FirstEnergy Corp.
Series B, 4.150%, 07/15/27 30,000 28,863
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 36,833
3.550%, 05/01/27 40,000 38,518
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
40,000 39,598
4.500%, 09/15/27
(b)
50,000 47,117
NRG Energy, Inc.
5.750%, 01/15/28 50,000 49,476
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 76,917
3.750%, 07/01/28 80,000 75,300
PG&E Corp.
5.000%, 07/01/28 50,000 48,314
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 62,340
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 203,095
Xcel Energy, Inc.
3.300%, 06/01/25 40,000 39,072
Total 1,496,020
Environmental 0.4%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 97,636
Republic Services, Inc.
2.900%, 07/01/26 40,000 38,437
Waste Management, Inc.
4.625%, 02/15/30 60,000 60,160
Total 196,233
Finance Companies 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 157,676
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 76,414
Ares Capital Corp.
2.150%, 07/15/26 40,000 36,523
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 112,129
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 43,805
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 116,790
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 58,148
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 52,113
Navient Corp.
5.875%, 10/25/24 60,000 59,907
6.750%, 06/25/25 80,000 80,544
Oaktree Specialty Lending Corp.
3.500%, 02/25/25 85,000 82,528
OneMain Finance Corp.
3.500%, 01/15/27 170,000 156,083
3.875%, 09/15/28 60,000 52,619
7.125%, 03/15/26 50,000 50,669
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 46,357
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
SLM Corp.
4.200%, 10/29/25 80,000 78,295
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 118,435
Total 1,379,035
Food and Beverage 1.4%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 38,473
Campbell Soup Co.
3.950%, 03/15/25 40,000 39,411
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 59,775
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 84,166
General Mills, Inc.
4.000%, 04/17/25 40,000 39,501
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30 110,000 107,568
Kellanova
3.250%, 04/01/26 40,000 38,781
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 68,546
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 57,626
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 78,450
Mondelez International, Inc.
2.750%, 04/13/30 60,000 54,031
Sysco Corp.
3.300%, 07/15/26 40,000 38,810
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 58,479
Total 763,617
Gaming 1.5%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 39,448
5.375%, 04/15/26 40,000 39,909
5.750%, 06/01/28 85,000 85,536
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 201,058
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 81,370
5.750%, 07/21/28
(b)
200,000 186,185
Sands China Ltd.
2.550%, 03/08/27 200,000 181,111
Total 814,617
Health Care 2.8%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 47,660
Avantor Funding, Inc.
4.625%, 07/15/28
(b)
40,000 38,104
Baxter International, Inc.
1.915%, 02/01/27 85,000 77,839
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 60,035
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 57,414
Cencora, Inc.
3.450%, 12/15/27 40,000 38,416
Cigna Corp.
3.400%, 03/01/27 85,000 81,780

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.125%, 11/15/25 40,000 39,396
4.375%, 10/15/28 50,000 49,316
CVS Health Corp.
1.300%, 08/21/27 85,000 75,492
4.300%, 03/25/28 80,000 78,641
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 103,125
HCA, Inc.
5.250%, 06/15/26 50,000 50,151
5.375%, 09/01/26 85,000 85,516
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 195,576
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 74,169
Quest Diagnostics, Inc.
3.500%, 03/30/25 40,000 39,274
Stryker Corp.
1.950%, 06/15/30 50,000 42,567
Teleflex, Inc.
4.625%, 11/15/27 50,000 48,501
Tenet Healthcare Corp.
4.875%, 01/01/26 100,000 99,101
5.125%, 11/01/27 100,000 97,211
Total 1,479,284
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 89,561
4.625%, 12/15/29 60,000 57,462
Elevance Health, Inc.
4.101%, 03/01/28 40,000 39,225
Humana, Inc.
1.350%, 02/03/27 85,000 76,776
Total 263,024
Healthcare REIT 0.6%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 78,535
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 75,852
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 82,450
Ventas Realty LP
4.125%, 01/15/26 40,000 39,182
Welltower OP LLC
4.250%, 04/15/28 40,000 39,160
Total 315,179
Home Construction 0.2%
Lennar Corp.
4.750%, 05/30/25 40,000 39,790
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 55,774
Total 95,564
Independent Energy 1.6%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 38,701
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 52,578
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 82,816
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 52,169
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(b)
50,000 49,834
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(b)
100,000 99,512
EQT Corp.
3.125%, 05/15/26
(b)
80,000 76,066
6.125%, 02/01/25 23,000 23,079
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 83,325
Matador Resources Co.
5.875%, 09/15/26 85,000 84,269
MEG Energy Corp.
7.125%, 02/01/27
(b)
40,000 40,611
Occidental Petroleum Corp.
5.875%, 09/01/25 60,000 60,446
PDC Energy, Inc.
5.750%, 05/15/26 120,000 119,809
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,934
Total 874,149
Leisure 0.5%
Carnival Corp.
4.000%, 08/01/28
(b)
200,000 185,195
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 73,892
Total 259,087
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 83,560
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 47,241
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(d)
50,000 44,063
Lincoln National Corp.
3.050%, 01/15/30 50,000 44,386
3.800%, 03/01/28 40,000 38,470
Total 257,720
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,970
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 82,700
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,353
Total 176,023
Media and Entertainment 1.2%
AMC Networks, Inc.
4.750%, 08/01/25 120,000 115,649
Discovery Communications LLC
3.950%, 03/20/28 75,000 71,672
Fox Corp.
3.050%, 04/07/25 80,000 78,029
Netflix, Inc.
3.625%, 06/15/25
(b)
40,000 39,268
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24 40,000 39,439
Paramount Global
4.200%, 06/01/29 50,000 46,695
7.875%, 07/30/30 50,000 54,370

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
8 Columbia Short Duration Bond ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 60,433
TEGNA, Inc.
4.625%, 03/15/28 80,000 74,715
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 37,864
Total 618,134
Media Cable 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 56,622
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 142,503
Total 199,125
Metals and Mining 1.1%
Cleveland-Cliffs, Inc.
6.750%, 03/15/26
(b)
40,000 40,184
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 48,013
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 103,377
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 50,989
9.250%, 10/01/28
(b)
100,000 105,509
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 140,437
Reliance Steel & Aluminum Co.
1.300%, 08/15/25 120,000 112,830
Total 601,339
Midstream 3.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 87,012
Buckeye Partners LP
3.950%, 12/01/26 85,000 80,808
4.125%, 03/01/25
(b)
40,000 39,120
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 40,198
DCP Midstream Operating LP
5.375%, 07/15/25 40,000 40,047
Energy Transfer LP
4.950%, 05/15/28 40,000 39,856
5.750%, 04/01/25 50,000 49,998
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,660
Enterprise Products Operating LLC
3.700%, 02/15/26 40,000 39,253
EQM Midstream Partners LP
5.500%, 07/15/28 100,000 99,189
6.500%, 07/01/27
(b)
75,000 75,952
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 84,012
MPLX LP
4.875%, 06/01/25 40,000 39,812
National Fuel Gas Co.
3.950%, 09/15/27 40,000 38,267
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
160,000 154,955
NuStar Logistics LP
5.625%, 04/28/27 85,000 84,353
6.000%, 06/01/26 40,000 39,905
ONEOK, Inc.
4.000%, 07/13/27 50,000 48,605
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 84,342
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 40,000 40,122
5.625%, 03/01/25 40,000 40,067
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 79,982
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(b)
150,000 143,411
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 59,739
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,919
Western Midstream Operating LP
4.050%, 02/01/30 80,000 75,060
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 120,627
Total 1,780,271
Natural Gas 0.6%
Sempra
3.400%, 02/01/28 40,000 38,100
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 202,355
Southwest Gas Corp.
5.450%, 03/23/28 80,000 81,650
Total 322,105
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 38,895
Boston Properties LP
4.500%, 12/01/28 80,000 76,387
Total 115,282
Oil Field Services 0.3%
Petrofac Ltd.
9.750%, 11/15/26
(b)
85,000 44,307
Venture Global LNG, Inc.
8.125%, 06/01/28
(b)
120,000 121,405
Total 165,712
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 49,721
6.250%, 05/15/26 40,000 38,342
6.375%, 12/15/25 170,000 167,261
Total 255,324
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 49,210
Other REIT 0.2%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 39,213
EPR Properties
4.500%, 04/01/25 40,000 39,297
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(b)
50,000 46,487
Total 124,997
Packaging 1.1%
Amcor Finance USA, Inc.
3.625%, 04/28/26 80,000 77,454
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 76,432

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ball Corp.
5.250%, 07/01/25 180,000 179,540
Berry Global, Inc.
1.650%, 01/15/27 85,000 77,033
5.500%, 04/15/28
(b)
60,000 60,576
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,234
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 100,479
Total 610,748
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 79,688
Pharmaceuticals 1.4%
Amgen, Inc.
5.250%, 03/02/30 120,000 123,041
Biogen, Inc.
2.250%, 05/01/30 50,000 42,596
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 85,860
3.650%, 03/01/26 40,000 39,107
Mylan, Inc.
4.550%, 04/15/28 60,000 58,557
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 182,729
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 83,287
4.375%, 03/15/26 40,000 39,109
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 76,984
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,777
Total 771,047
Property & Casualty 0.4%
Aon Global Ltd.
3.875%, 12/15/25 40,000 39,260
Assurant, Inc.
4.900%, 03/27/28 40,000 39,386
CNA Financial Corp.
3.450%, 08/15/27 85,000 81,453
Enstar Finance LLC
5.750%, (US 5 Year CMT T-Note +
5.468%), 09/01/40
(d)
80,000 76,867
Total 236,966
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 78,570
CSX Corp.
2.600%, 11/01/26 85,000 80,903
Total 159,473
Refining 0.5%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 48,096
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 100,000 98,173
Phillips 66
3.900%, 03/15/28 40,000 38,963
Phillips 66 Co.
3.750%, 03/01/28 70,000 67,500
Total 252,732
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 37,680
5.750%, 04/15/25
(b)
70,000 69,882
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 77,997
Starbucks Corp.
3.500%, 03/01/28 40,000 38,461
Total 224,020
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 39,436
Kimco Realty OP LLC
3.300%, 02/01/25 40,000 39,180
Realty Income Corp.
4.875%, 06/01/26 40,000 39,990
STORE Capital Corp.
4.500%, 03/15/28 80,000 75,296
Total 193,902
Retailers 0.9%
Advance Auto Parts, Inc.
3.900%, 04/15/30 50,000 44,659
AutoNation, Inc.
3.800%, 11/15/27 50,000 47,139
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 48,950
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 39,037
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 81,638
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 77,054
Under Armour, Inc.
3.250%, 06/15/26 110,000 103,336
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 60,000 57,418
Total 499,231
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 47,572
4.625%, 01/15/27
(b)
40,000 38,813
6.500%, 02/15/28
(b)
160,000 161,692
Kroger Co. (The)
4.500%, 01/15/29 40,000 39,629
Total 287,706
Technology 4.5%
Amdocs Ltd.
2.538%, 06/15/30 50,000 43,147
Avnet, Inc.
4.625%, 04/15/26 40,000 39,433
Block, Inc.
2.750%, 06/01/26 50,000 46,787
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 122,037
Broadcom, Inc.
4.750%, 04/15/29 50,000 49,995
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 40,018
6.020%, 06/15/26 32,000 32,698

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
10 Columbia Short Duration Bond ETF | First Quarter Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Equifax, Inc.
3.100%, 05/15/30 60,000 53,892
Equinix, Inc.
3.200%, 11/18/29 60,000 54,797
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 46,464
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 37,193
Fiserv, Inc.
3.200%, 07/01/26 40,000 38,566
3.500%, 07/01/29 100,000 93,702
Flex Ltd.
3.750%, 02/01/26 85,000 82,593
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 84,529
Global Payments, Inc.
1.200%, 03/01/26 40,000 36,950
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 60,000 60,964
HP, Inc.
3.000%, 06/17/27 40,000 37,802
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 48,372
5.000%, 07/15/28
(b)
100,000 95,533
Jabil, Inc.
3.600%, 01/15/30 50,000 45,656
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 54,146
4.600%, 04/06/27 50,000 49,698
Micron Technology, Inc.
6.750%, 11/01/29 50,000 53,980
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 79,550
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
60,000 55,007
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 55,732
Oracle Corp.
2.650%, 07/15/26 85,000 80,704
3.250%, 11/15/27 80,000 75,880
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 56,634
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 45,586
Seagate HDD Cayman
4.875%, 06/01/27 60,000 58,882
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 59,443
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 111,693
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 77,495
VMware LLC
1.400%, 08/15/26 85,000 77,772
3.900%, 08/21/27 40,000 38,641
Western Digital Corp.
2.850%, 02/01/29 60,000 51,361
4.750%, 02/15/26 60,000 58,438
Xerox Holdings Corp.
5.000%, 08/15/25
(b)
80,000 78,162
Total 2,409,932
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tobacco 0.3%
Altria Group, Inc.
2.350%, 05/06/25 40,000 38,681
BAT Capital Corp.
2.259%, 03/25/28 75,000 67,309
3.557%, 08/15/27 33,000 31,538
Total 137,528
Transportation Services 0.3%
FedEx Corp.
3.250%, 04/01/26 60,000 58,133
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 45,670
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 58,362
Total 162,165
Wireless 0.9%
American Tower Corp.
2.900%, 01/15/30 50,000 44,497
Crown Castle, Inc.
3.800%, 02/15/28 60,000 57,070
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 48,713
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(d)
50,000 47,647
SBA Communications Corp.
3.875%, 02/15/27 60,000 57,200
Sprint LLC
7.625%, 03/01/26 80,000 83,506
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 18,030
3.875%, 04/15/30 60,000 56,691
5.375%, 04/15/27 85,000 85,473
Total 498,827
Wirelines 0.8%
AT&T, Inc.
2.300%, 06/01/27 40,000 37,085
4.350%, 03/01/29 85,000 83,581
British Telecommunications PLC
5.125%, 12/04/28 85,000 86,200
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 36,167
4.125%, 03/16/27 75,000 73,792
4.329%, 09/21/28 85,000 83,755
Total 400,580
Total Corporate Bonds
(Cost $26,863,343) 26,458,294
Foreign Government Obligations
(e)
19 .5%
Principal
Amount ($) Value ($)
Brazil 1.9%
Brazilian Government International Bond
6.000%, 04/07/26 289,000 296,032
4.500%, 05/30/29 200,000 191,276
2.875%, 06/06/25 300,000 289,944
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 202,399
Total 979,651
Chile 0.3%
Corp Nacional del Cobre de Chile
3.150%, 01/14/30 200,000 176,608
China 2.0%

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
Columbia Short Duration Bond ETF | First Quarter Report 2024 11
Foreign Government Obligations
(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 195,444
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(d)
200,000 192,245
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/72
(d)
200,000 198,231
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 451,734
Total 1,037,654
Colombia 1.8%
Colombia Government International Bond
4.500%, 01/28/26 374,000 366,942
Ecopetrol SA
5.375%, 06/26/26 200,000 197,573
8.625%, 01/19/29 350,000 370,221
Total 934,736
Dominican Republic 1.1%
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 145,641
Series REGS, 5.950%, 01/25/27 272,000 273,005
Series REGS, 4.500%, 01/30/30 200,000 182,563
Total 601,209
Hungary 0.8%
Hungary Government International Bond
5.375%, 03/25/24 34,000 33,958
Series REGS, 5.250%, 06/16/29 200,000 198,434
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 202,548
Total 434,940
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 191,921
Indonesia 2.3%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 249,215
Series REGS, 4.750%, 01/08/26 200,000 200,056
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 252,460
Series REGS, 4.450%, 02/20/29 200,000 197,887
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 200,000 194,063
Series REGS, 5.450%, 05/21/28 200,000 201,927
Total 1,295,608
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 185,536
Kazakhstan 0.7%
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 400,000 390,591
Kuwait 0.4%
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 193,057
Mexico 2.0%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 189,086
Mexico Government International Bond
4.125%, 01/21/26 200,000 197,826
3.750%, 01/11/28 255,000 245,124
Foreign Government Obligations
(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
4.500%, 04/22/29 400,000 391,192
Total 1,023,228
Oman 1.9%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 205,028
Series REGS, 6.750%, 10/28/27 200,000 209,502
Series REGS, 5.625%, 01/17/28 400,000 403,678
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 201,417
Total 1,019,625
Panama 0.3%
Panama Government International Bond
3.160%, 01/23/30 200,000 167,510
Philippines 0.8%
Philippine Government International Bond
10.625%, 03/16/25 240,000 255,067
3.750%, 01/14/29 200,000 192,589
Total 447,656
Romania 0.6%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 297,597
South Africa 1.2%
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 195,946
4.300%, 10/12/28 200,000 183,609
4.850%, 09/27/27 255,000 245,702
Total 625,257
United Arab Emirates 0.7%
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 200,000 188,727
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 191,149
Total 379,876
Uruguay 0.0%
Uruguay Government International Bond
4.500%, 08/14/24 13,333 13,273
Total Foreign Government Obligations
(Cost $10,460,181) 10,395,533
Residential Mortgage-Backed Securities - Agency 10 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 10.0%
1.500%, 02/15/39
(f)
2,175,000 1,901,580
2.000%, 02/15/39
(f)
2,607,000 2,339,560
2.500%, 02/15/39
(f)
446,000 410,703
3.000%, 02/15/39
(f)
178,000 167,598
3.500%, 02/15/39
(f)
128,600 123,634
4.000%, 02/15/39
(f)
123,000 120,266
4.500%, 02/15/39
(f)
112,300 111,479
5.000%, 02/15/39
(f)
93,000 93,262
5.500%, 02/15/39
(f)
76,400 77,203
Total 5,345,285
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,307,678) 5,345,285

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration Bond ETF
January 31, 2024 (Unaudited)
12 Columbia Short Duration Bond ETF | First Quarter Report 2024
Notes to Portfolio of Investments
Money Market Funds 10 .0%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.220%
(g)
5,340,802 5,340,802
Total Money Market Funds
(Cost $5,340,802) 5,340,802
Total Investments in Securities
(Cost $59,001,187) 58,252,412
Other Assets & Liabilities, Net (4,818,706)
Net Assets 53,433,706
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $7,296,325, which represents 13.65% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
LIBOR London Interbank Offered Rates
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT314_10_P01_(03/24)
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